Stock Based Compensation (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 23, 2017	Feb. 13, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 05, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option aggregate shares		5,444,407
Stock-based compensation			$ 275,806	$ 9,000	$ 1,749,446	$ 20,000
Unrecognized compensation cost			$ 1,756,000		$ 5,057,000	$ 94,000	$ 2,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognize weighted average period			1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognize weighted average period			5 years
Aerkomm 2017 [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance shares of common stock	10,000,000							5,000,000
Aggregate shares issue	1,455,000
Aerkomm 2014 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of plan agreements	Which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.		The Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Plan shall become effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.